INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Tax provision (benefit)
Federal	$ 0	$ 0
State	0	0
Total current	0	0
Deferred
Federal	(944,333)	(1,592,000)
State	(161,963)	(290,000)
Total deferred	(1,106,296)	(1,882,000)
Change in valuation	1,106,296	1,882,000
Total	$ 0	$ 0